Foreign currency position	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Foreign currency position

Note 36 – Foreign currency position

In the Consolidated Statements of Financial Position as of December 31, 2018 and 2017, assets and liabilities are included in local and foreign currency, as well as adjustable by the variation of the exchange rate, for the amounts indicated below:

As of December 31, 2018	Note		CLP (*)	UF	USD	COP	EUR	Others currency	Readjustment	Totals
			MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash and deposits in banks	5a	)	223,099	—	449,437	299,458	15,686	—	—	987,680
Cash items in process of collection	5b	)	195,640	—	119,725	226	2,861	206	—	318,658
Financial instruments at fair value through profit or loss	6		54,162	—	—	42,781	—	—	—	96,943
Financial instruments at fair value through other comprehensive income	11		835,543	680,505	78,908	1,062,198	—	—	—	2,657,154
Loans and accounts receivable at amortized cost	10		5,571,537	7,785,104	3,208,848	4,120,535	19,391	13	8,942	20,714,370
Financial instruments at amortized cost	11		—	—	122,391	76,532	—	—	—	198,923
Investments under resale agreements	7		91,510	—	—	17,957	—	—	—	109,467
Financial derivative contracts	8		972,693	66,989	226,561	102,709	5	—	—	1,368,957
Interbank loans, net	9		239,963	—	70,823	30,458	—	—	—	341,244
Intangible assets	12		1,389,518	—	1,308	180,138	—	—	—	1,570,964
Property, plant, and equipment	13		77,639	—	846	17,079	—	—	—	95,564
Current taxes	14		68,094	—	2,887	52,148	—	—	—	123,129
Deferred taxes	14		130,883	—	20,311	27,492	—	—	—	178,686
Other assets	15		200,164	7,787	164,724	121,619	7,467	36	—	501,797
Other non-current assets held for sale	16		59,802	—	—	—	—	—		59,802

TOTAL ASSETS			10,110,247	8,540,385	4,466,769	6,151,330	45,410	255	8,942	29,323,338

Deposits and other demand liabilities	16		2,058,537	4,214	444,668	1,785,581	7,418	57	—	4,300,475
Cash in process of being cleared	5b	)	133,926	—	112,284	—	796	159	—	247,165
Obligations under repurchase agreements	7		363,789	—	6,834	644,991	—	—	—	1,015,614
Time deposits and other time liabilities	16		6,513,874	609,136	1,955,631	1,042,445	25	—	—	10,121,111
Financial derivative contracts	8		773,186	83,339	178,869	76,207	1,205	—	—	1,112,806
Interbank borrowings	17		—	5,863	2,279,817	39,859	2,170	14	—	2,327,723
Debt instruments issued	18		439,805	4,475,832	649,897	444,590	—	—	—	6,010,124
Other financial liabilities	18		12,390	10	—	—	—	—	—	12,400
Current taxes	14		528	—	—	663	—	—	—	1,191
Deferred taxes	14		—	—	454	17	—	—	—	471
Provisions	19		140,925	—	—	73,978	—	—	—	214,903
Other liabilities	20		239,175	133,106	69,900	49,508	2,509	—	27,597	521,795
Liabilities directly associated with non-current assets held for sale	20									—

TOTAL LIABILITIES			10,676,135	5,311,500	5,698,354	4,157,839	14,123	230	27,597	25,885,778

Assets (liabilities) net			(565,888)	3,228,885	(1,231,585)	1,993,491	31,287	25	(18,655)	3,437,560

(*)	Includes transactions denominated in foreign currencies but that are settled in pesos.

As of December 31, 2017	Note		CLP (*)	UF	USD	COP	EUR	Others currency	Adjustable	Totals
			MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash and deposits in banks	5a	)	221,037	—	377,014	354,751	10,340	888	—	964,030
Cash items in process of collection	5b	)	124,414	—	22,202	1,067	9,286	48	—	157,017
Trading investments	6		25,652	—	—	389,409	—	—	—	415,061
Investments under resale agreements	7		2,074	—	218	26,232	—	—	—	28,524
Financial derivative contracts	8		967,831	70,174	119,997	90,773	—	—	—	1,248,775
Interbank loans, net	9		33,928	—	35,287	862	—	—	—	70,077
Loans and accounts receivable from customers, net	10		5,652,307	7,693,789	2,204,036	4,207,288	—	—	6,658	19,764,078
Available for sale instruments	11		914,656	999,540	14,053	725,569	—	—	9,660	2,663,478
Held to maturity investments	11		—	—	95,652	106,378	—	—	—	202,030
Intangible assets	12		1,370,857	—	1,422	190,375	—	—	—	1,562,654
Property, plant, and equipment	13		81,438	—	1,043	48,098	—	—	—	130,579
Current taxes	14		202,093	—	—	36,359	—	—	—	238,452
Deferred taxes	14		115,800	—	24,885	—	—	—	—	140,685
Other assets	15		239,308	12,843	95,807	80,308	677	82	—	429,025
Other non-current assets held for sale	15		18,308	—	—	—	—	—	—	18,308

TOTAL ASSETS			9,969,703	8,776,346	2,991,616	6,257,469	20,303	1,018	16,318	28,032,773

Deposits and other demand liabilities	16		1,952,975	7,803	432,253	1,742,508	6,076	52	—	4,141,667
Cash in process of being cleared	5b	)	56,399	—	53,097	—	—	—	—	109,496
Obligations under repurchase agreements	7		44,264	—	—	376,656	—	—	—	420,920
Time deposits and other time liabilities	16		6,034,571	814,336	1,013,235	2,196,671	6,429	—	1	10,065,243
Financial derivative contracts	8		869,263	84,530	82,231	59,130	—	—	—	1,095,154
Interbank borrowings	17		(1,257)	21,958	1,516,717	650,987	2,269	5,456	—	2,196,130
Debt instruments issued	18		1,179,526	3,381,318	923,718	465,476	—	—	—	5,950,038
Other financial liabilities	18		16,255	—	—	811	—	—	—	17,066
Current taxes	14		624	—	—	—	—	—	—	624
Deferred taxes	14		52	—	—	26,302	—	—	—	26,354
Provisions	19		26,109	—	25,772	66,008	—	—	—	117,889
Other liabilities	20		145,599	166,866	86,648	63,675	—	—	647	463,435
Liabilities directly associated with non-current assets held for sale	20		—	—	—	—	—	—	—	—

TOTAL LIABILITIES			10,324,380	4,476,811	4,133,671	5,648,224	14,774	5,508	648	24,604,016

Assets (liabilities) net			(354,677)	4,299,535	(1,142,055)	609,245	5,529	(4,490)	15,670	3,428,757

(*)	Includes transactions denominated in foreign currencies but that are settled in pesos.